Schedule of Investments PIMCO Strategic Income Fund, Inc.	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 267.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 18.1%
Altar Bidco, Inc. 9.578% due 02/01/2030 ~		$700	$672
Altice France SA 9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		792	768
Central Parent, Inc. 7.252% (TSFR3M + 3.250%) due 07/06/2029 ~		1,091	947
Envision Healthcare Corp. 12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		3,738	3,851
Forward Air Corp. 8.810% (TSFR3M + 4.500%) due 12/19/2030 ~		1,300	1,299
Gateway Casinos & Entertainment Ltd. 10.276% (TSFR3M + 6.250%) due 12/18/2030 ~		1,972	1,974
Ivanti Software, Inc.
TBD% - 10.051% (TSFR3M + 5.750%) due 06/01/2029 ~µ		165	170
TBD% - 10.051% (TSFR3M + 4.750%) due 06/01/2029 ~		1,234	1,031
Lealand Finance Co. BV 7.278% (TSFR1M + 3.000%) due 06/30/2027 ~		28	22
Lealand Finance Co. BV (5.278% Cash) 5.278% due 12/31/2027 ~		216	155
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «(c)		926	272
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	1,650	2,220
Peraton Corp. 8.013% (TSFR1M + 3.750%) due 02/01/2028 ~		$2,361	1,997
Poseidon Bidco SASU 7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	552
Promotora de Informaciones SA 7.494% (EUR003M + 5.470%) due 12/31/2029 «~		5,052	5,842
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026		12,150	3,392
Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~		2,000	2,316
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		$299	285
Syniverse Holdings, Inc. 11.002% (TSFR3M + 7.000%) due 05/13/2027 ~		4,744	4,642
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		3,980	3,810
Westmoreland Coal Co. 8.000% due 03/15/2029 «		2	1
X Corp.
9.500% due 10/26/2029		500	502
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~		2,681	2,633

Total Loan Participations and Assignments (Cost $46,902)			39,353

CORPORATE BONDS & NOTES 44.7%
BANKING & FINANCE 12.1%
Antares Holdings LP 6.350% due 10/23/2029 (j)		1,500	1,535
Armor Holdco, Inc. 8.500% due 11/15/2029 (j)		1,300	1,298
BGC Group, Inc. 6.600% due 06/10/2029 (j)		1,000	1,040
CI Financial Corp. 7.500% due 05/30/2029 (j)		1,300	1,386
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	150	71
Country Garden Holdings Co. Ltd.
5.400% due 05/27/2049 ^(d)		$1,000	110
6.150% due 09/17/2049 ^(d)		200	22
Credit Suisse AG AT1 Claim		600	78
Diversified Healthcare Trust 7.250% due 10/15/2030		800	814
EPR Properties 3.750% due 08/15/2029		100	96
F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (j)		400	408
6.500% due 06/04/2029 (j)		700	730
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (j)		2,400	2,267

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

Ford Motor Credit Co. LLC
5.918% due 03/20/2028 (j)		700	712
6.183% (SOFRRATE + 2.030%) due 03/20/2028 ~(j)		1,900	1,901
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031 (j)		2,300	2,364
6.375% due 07/01/2034 (j)		1,000	1,018
Hudson Pacific Properties LP
3.250% due 01/15/2030 (j)		300	258
4.650% due 04/01/2029 (j)		300	279
5.950% due 02/15/2028 (j)		900	888
Marex Group PLC
5.829% due 05/08/2028 (j)		200	203
6.404% due 11/04/2029 (j)		1,000	1,032
Nissan Motor Acceptance Co. LLC 6.226% (SOFRINDX + 2.050%) due 09/13/2027 ~(j)		665	664
Sammons Financial Group, Inc. 6.875% due 04/15/2034 (j)		1,000	1,102
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	5,074	1,566
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (j)		$2,738	2,482
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (j)		1,700	1,598
8.625% due 06/15/2032		100	96
10.500% due 02/15/2028 (j)		213	225

			26,243

INDUSTRIALS 27.6%
Altice France Holding SA
8.000% due 05/15/2027	EUR	1,100	469
10.500% due 05/15/2027		$3,000	1,088
Altice France SA
3.375% due 01/15/2028	EUR	1,100	1,114
4.000% due 07/15/2029		400	406
4.250% due 10/15/2029		500	510
5.125% due 07/15/2029		$400	344
5.500% due 01/15/2028		200	177
5.500% due 10/15/2029		391	340
5.875% due 02/01/2027	EUR	300	319
8.125% due 02/01/2027		$1,400	1,339
Beignet 6.850% due 06/01/2049 «(b)		4,310	4,310
Block, Inc. 6.000% due 08/15/2033		900	922
Burberry Group PLC 5.750% due 06/20/2030 (j)	GBP	2,627	3,551
Centene Corp.
2.450% due 07/15/2028		$900	837
3.000% due 10/15/2030		900	805
3.375% due 02/15/2030		100	92
4.250% due 12/15/2027		500	491
4.625% due 12/15/2029		250	243
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029		50	44
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029		50	43
Cleveland-Cliffs, Inc. 7.625% due 01/15/2034		910	938
CVS Pass-Through Trust 7.507% due 01/10/2032 (j)		450	480
DISH DBS Corp.
5.250% due 12/01/2026		3,558	3,499
5.750% due 12/01/2028		3,000	2,878
Ecopetrol SA
6.875% due 04/29/2030 (j)		2,860	2,933
7.750% due 02/01/2032		1,300	1,346
8.375% due 01/19/2036		80	83
EW Scripps Co. 9.875% due 08/15/2030		300	282
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		1,710	1,496
HF Sinclair Corp. 6.250% due 01/15/2035 (j)		1,000	1,046
Incora Intermediate II LLC 0.000% (SOFRRATE + 8.000%) due 01/31/2030 «~		3,748	3,748
Incora Top Holdco LLC 6.000% due 01/30/2033 «~(i)		2,694	4,358
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (j)		827	840
Manuchar Group SARL 7.014% due 07/07/2032 •	EUR	500	581
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (c)		$615	644
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		1,200	750

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

11.750% due 10/15/2028 «		1,250	888
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (j)		2,600	2,451
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032		1,000	973
Petroleos Mexicanos
6.700% due 02/16/2032 (j)		784	777
6.840% due 01/23/2030 (j)		200	204
8.750% due 06/02/2029 (j)		350	377
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		540	513
Topaz Solar Farms LLC 4.875% due 09/30/2039 (j)		647	569
Tronox, Inc. 9.125% due 09/30/2030		900	882
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (j)		1,454	1,272
United Airlines Pass-Through Trust 4.150% due 02/25/2033		63	62
Vale SA 0.000% due 12/29/2049 ~(h)	BRL	50,000	3,372
Venture Global LNG, Inc. 7.000% due 01/15/2030 (j)		$1,500	1,553
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		700	737
6.750% due 01/15/2036		700	744
Viridien
8.500% due 10/15/2030	EUR	600	732
10.000% due 10/15/2030 (j)		$400	412

			59,864

UTILITIES 5.0%
Edison International
5.250% due 11/15/2028 (j)		3,300	3,327
6.250% due 03/15/2030 (j)		100	104
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033		1,000	1,009
NGD Holdings BV 6.750% due 12/31/2026		1,131	1,029
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)		2,392	1,579
OI SA (8.500% PIK) 8.500% due 12/31/2028 (c)		2,231	67
Pacific Gas & Electric Co. 4.300% due 03/15/2045 (j)		950	763
Peru LNG SRL 5.375% due 03/22/2030 (j)		2,100	2,017
SW Finance I PLC 1.625% due 03/30/2027	GBP	800	1,010

			10,905

Total Corporate Bonds & Notes (Cost $100,439)			97,012

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	175	83

Total Convertible Bonds & Notes (Cost $197)			83

MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 0.4%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		$1,000	852
3.850% due 06/01/2050		45	41

			893

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035		12	12

MICHIGAN 1.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		2,983	2,350

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		25,300	2,365

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

Total Municipal Bonds & Notes (Cost $6,805)		5,620

U.S. GOVERNMENT AGENCIES 156.8%
Federal Home Loan Mortgage Corp.
5.500% due 04/01/2039 (j)	761	789
6.000% due 02/01/2033 - 02/01/2034	25	25
6.436% due 12/01/2026 •	1	1
6.500% due 06/01/2029 - 07/01/2037	53	53
7.000% due 03/01/2031 - 12/01/2036	111	115
7.500% due 12/01/2025 - 03/01/2037	138	141
8.000% due 12/01/2026	4	4
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.079% due 11/25/2045 ~(a)	5,336	213
Federal Home Loan Mortgage Corp. REMICS
0.000% due 11/15/2048 •(a)(j)	4,210	147
1.529% due 04/25/2048 - 11/25/2049 •(a)(j)	23,146	3,143
1.679% due 05/25/2050 •(a)	509	69
1.841% due 11/15/2038 ~(a)(j)	4,946	267
1.882% due 05/15/2038 ~(a)	1,413	122
2.190% due 08/15/2036 ~(a)	472	32
3.000% due 11/25/2050 (a)(j)	7,387	1,376
3.000% due 01/25/2051 (a)	430	79
3.500% due 05/25/2050 (a)	447	85
5.500% due 06/15/2041 (j)	860	898
6.000% due 12/15/2028 - 03/15/2035	328	339
6.500% due 03/15/2026 - 06/15/2032	526	547
6.500% due 07/15/2032 (j)	169	177
7.000% due 07/15/2027 - 06/15/2031	253	260
7.500% due 03/15/2028	3	3
8.000% due 04/15/2030	6	7
Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.856% due 10/25/2041 •(j)	2,800	2,941
12.156% due 11/25/2041 •(j)	2,800	2,969
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.404% due 07/25/2032 ~	53	49
6.500% due 02/25/2043 - 10/25/2043	139	143
6.500% due 09/25/2043 ~	32	33
6.500% due 03/25/2044 (j)	1,018	1,030
7.000% due 02/25/2043 - 10/25/2043	248	259
7.500% due 02/25/2042	15	16
Federal National Mortgage Association
4.000% due 06/01/2047 - 03/01/2048	166	160
4.000% due 09/01/2047 - 11/01/2047 (j)	4,267	4,104
4.500% due 03/01/2028 - 08/01/2041	90	90
6.000% due 12/01/2032 - 10/01/2036	102	105
6.000% due 04/01/2035 - 06/01/2040 (j)	1,272	1,338
6.135% due 09/01/2028 •	1	1
6.450% due 11/01/2027 •	3	3
6.500% due 11/01/2028 - 11/01/2047	477	499
6.500% due 04/01/2037 (j)	104	106
7.000% due 07/01/2034 - 01/01/2047	26	27
8.000% due 09/01/2027 - 11/01/2031	25	24
Federal National Mortgage Association Grantor Trust
6.000% due 01/25/2044	402	417
6.500% due 12/25/2041 - 08/25/2042	838	876
7.000% due 07/25/2042 - 11/25/2043	60	62
7.500% due 11/25/2040 - 07/25/2042	162	165
7.500% due 06/19/2041 ~	51	53
8.000% due 06/19/2041 ~	469	483
Federal National Mortgage Association Interest STRIPS 5.000% due 07/25/2037 (a)	343	48
Federal National Mortgage Association REMICS
0.000% due 02/25/2052 •(a)	104,088	456
1.149% due 12/25/2042 ~(a)	2,067	32
1.529% due 10/25/2049 •(a)(j)	5,338	741
1.579% due 02/25/2049 •(a)	50	6
1.629% due 07/25/2050 •(a)(j)	787	99
1.744% due 08/25/2054 ~(a)(j)	3,016	160
2.279% due 07/25/2041 •(a)	180	6
2.500% due 12/25/2027 (a)	195	3
3.000% due 06/25/2050 (a)	966	181
3.500% due 07/25/2036 (a)(j)	2,087	191
3.500% due 07/25/2042 - 12/25/2049 (a)	286	31
4.000% due 06/25/2050 (a)(j)	499	97
4.500% due 07/25/2040	318	317
5.000% due 01/25/2038 (j)	1,588	1,622
5.000% due 07/25/2038	44	45
5.500% due 11/25/2032 (j)	863	885
5.500% due 12/25/2034 - 04/25/2035	577	594
5.750% due 06/25/2033	6	7
6.000% due 09/25/2031	31	32
6.500% due 09/25/2031 - 03/25/2032	176	181
6.850% due 12/18/2027	1	1
7.000% due 06/18/2027 - 03/25/2045	182	186
8.500% due 06/18/2027 - 06/25/2030	5	5

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

Federal National Mortgage Association REMICS Trust
4.409% due 02/25/2042 ~		183	184
4.721% due 12/25/2042 ~		12	12
5.089% due 10/25/2042 ~		5	5
5.130% due 10/25/2042 ~		130	133
5.807% due 08/25/2043		589	588
7.000% due 09/25/2041 ~		129	129
Federal National Mortgage Association Trust
6.500% due 09/25/2042 - 06/25/2044		344	353
7.000% due 02/25/2044		15	16
7.500% due 07/25/2042 - 06/25/2044		115	119
Government National Mortgage Association
4.000% due 10/15/2051 - 03/15/2052 (j)		6,418	6,076
4.000% due 03/15/2052		37	35
6.000% due 04/15/2029 - 12/15/2038		286	296
6.000% due 11/15/2038 (j)		104	109
6.500% due 04/15/2032 - 01/20/2055		524	539
7.500% due 03/15/2026 - 02/15/2029		81	79
8.500% due 02/15/2031		4	4
Government National Mortgage Association REMICS
1.800% due 08/20/2049 - 09/20/2049 •(a)(j)		40,151	5,273
1.950% due 06/20/2047 •(a)(j)		4,294	562
Government National Mortgage Association, TBA
3.500% due 11/01/2055		1,800	1,641
4.000% due 11/01/2055		3,700	3,479
4.500% due 11/01/2055		100	97
6.500% due 11/01/2055		600	616
U.S. Small Business Administration
5.510% due 11/01/2027		33	33
5.780% due 08/01/2027		2	2
5.820% due 07/01/2027		2	2
Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055		700	694
6.500% due 10/01/2055 - 11/01/2055		257,800	266,586
7.000% due 11/01/2055		20,800	21,780
Vendee Mortgage Trust
6.500% due 03/15/2029		16	16
6.750% due 02/15/2026 - 06/15/2026		5	5
7.500% due 09/15/2030		449	471

Total U.S. Government Agencies (Cost $358,205)			340,705

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.7%
Adjustable Rate Mortgage Trust
6.662% due 07/25/2035 ~		103	100
6.972% due 08/25/2035 ~		94	93
Ashford Hospitality Trust 5.723% due 04/15/2035 •(j)		2,200	2,197
Atrium Hotel Portfolio Trust 5.948% due 12/15/2036 •(j)		1,600	1,573
Banc of America Mortgage Trust 5.111% due 02/25/2035 ~		3	3
BCAP LLC Trust 4.855% due 07/26/2036 ~		88	74
Bear Stearns ALT-A Trust 4.164% due 08/25/2036 ~		196	89
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		52	51
5.947% due 12/11/2040 ~		82	82
CALI Mortgage Trust 3.957% due 03/10/2039 (j)		1,000	960
CHL Mortgage Pass-Through Trust
4.912% due 03/25/2035 •		575	504
5.345% due 08/25/2034 ~		100	98
6.142% due 03/25/2046 •		563	427
CHL Reperforming Loan Trust REMICS
7.500% due 11/25/2034		63	63
7.500% due 06/25/2035		19	19
CLNY Trust 6.613% due 11/15/2038 •(j)		1,000	967
COMM Mortgage Trust 10.265% due 12/15/2038 •		1,380	1,197
Countrywide Alternative Loan Trust 4.692% due 07/25/2046 •		740	679
CSFB Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		40	41
CSMC Mortgage-Backed Trust 6.500% due 03/25/2036		731	77
CSMC Trust 3.431% due 11/10/2032		1,200	961
Eurosail-U.K. PLC
5.705% due 09/13/2045 •	GBP	1,582	1,997
6.355% due 09/13/2045 •		1,130	1,369
7.955% due 09/13/2045 •		960	1,299
GC Pastor Hipotecario 5 FTA 2.199% due 06/21/2046 •	EUR	465	505

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

GMACM Mortgage Loan Trust 0.000% due 08/19/2034 ~		$14	12
GSAA Trust 6.000% due 04/01/2034		280	285
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (j)		1,109	1,172
7.500% due 06/19/2027 ~		10	9
8.000% due 09/19/2027 ~		239	233
GSR Mortgage Loan Trust
4.602% due 12/25/2034 •		28	26
IM Pastor 3 FTH 2.169% due 03/22/2043 •	EUR	143	149
JP Morgan Chase Commercial Mortgage Securities Trust
4.997% due 04/15/2037 •(j)		$976	963
6.014% due 12/15/2036 •		1,700	89
6.015% due 03/15/2036 •		900	655
7.448% due 02/15/2035 •(j)		987	947
10.805% due 11/15/2038 •(j)		2,200	2,214
JP Morgan Mortgage Trust
5.500% due 06/25/2037		1	1
6.361% due 10/25/2036 ~		567	443
MASTR Adjustable Rate Mortgages Trust 4.024% due 10/25/2034 ~		191	175
MASTR Alternative Loan Trust
6.250% due 07/25/2036		181	87
7.000% due 04/25/2034		13	14
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		1,972	1,291
7.500% due 07/25/2035		1,040	692
Morgan Stanley Resecuritization Trust 4.357% due 12/26/2046 ~		5,785	5,374
NAAC Reperforming Loan REMICS Trust 7.500% due 03/25/2034 (j)		1,173	1,104
NACC Reperforming Loan REMICS Trust
7.000% due 10/25/2034		375	345
7.500% due 10/25/2034		1,125	1,039
New Orleans Hotel Trust 5.787% due 04/15/2032 •		1,000	982
Newgate Funding PLC
3.264% due 12/15/2050 •	EUR	1,016	1,163
3.514% due 12/15/2050 •		1,016	1,110
RALI Trust 6.000% due 08/25/2035		$573	511
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		2,138	1,075
6.250% due 12/26/2036 ~		5,173	1,743
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		116	108
8.500% due 11/25/2031		597	283
8.500% due 12/25/2031		5	2
Seasoned Credit Risk Transfer Trust 5.000% due 06/25/2065 ~		1,800	1,508
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		2,008	1,137
WaMu Mortgage Pass-Through Certificates Trust 5.398% due 05/25/2035 ~		36	36
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		23	24
7.500% due 04/25/2033		57	59
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~		2,558	2,387

Total Non-Agency Mortgage-Backed Securities (Cost $48,377)			44,872

ASSET-BACKED SECURITIES 4.6%
AUTOMOBILE ABS OTHER 0.0%
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(g)		12	0

HOME EQUITY OTHER 1.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 7.797% due 11/25/2032 •		39	27
Bear Stearns Asset-Backed Securities I Trust 2.709% due 09/25/2034 •		57	58
Countrywide Asset-Backed Certificates Trust
3.943% due 11/25/2034 •(j)		2,297	1,945
4.672% due 06/25/2037 •(j)		1,257	1,269

			3,299

MANUFACTURING HOUSE ABS OTHER 0.0%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049		200	0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Conseco Finance Corp. 6.530% due 02/01/2031 ~		31	29
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,417	271

			300

OTHER ABS 3.0%
ABSLT DE LLC 12.635% due 05/20/2033 «~		2,000	2,033
ECAF I Ltd. 4.947% due 06/15/2040		593	535
Elmwood CLO II Ltd. 0.000% due 04/20/2034 ~		1,213	595
Madison Park Funding XXIII Ltd. 0.000% due 07/27/2047 ~		500	153
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		250	131
Marlette Funding Trust
0.000% due 12/15/2028 «(g)		6	0
0.000% due 04/16/2029 «(g)		10	0
0.000% due 07/16/2029 «(g)		7	0
National Collegiate V Commutation Trust 0.000% due 03/25/2038 •		10,387	1,540
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		5	1,041
0.000% due 02/16/2055 «(g)		0	458

			6,486

Total Asset-Backed Securities (Cost $29,790)			10,085

SOVEREIGN ISSUES 7.7%
Argentina Bonar Bonds 0.750% due 07/09/2030 þ		412	211
Argentina Republic Government International Bonds
1.000% due 07/09/2029		215	156
4.125% due 07/09/2046 þ		110	58
5.000% due 01/09/2038 þ(j)		4,388	2,475
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		700	676
Colombia Government International Bonds
3.750% due 09/19/2028	EUR	1,000	1,173
5.000% due 09/19/2032		800	929
5.625% due 02/19/2036		1,000	1,137
Dominican Republic International Bonds 10.500% due 03/15/2037 (j)	DOP	130,400	2,246
Ghana Government International Bonds
0.000% due 07/03/2026 (g)		$11	11
0.000% due 01/03/2030 (g)		34	29
5.000% due 07/03/2029 þ		172	168
5.000% due 07/03/2035 þ		247	209
Romania Government International Bonds
5.125% due 09/24/2031	EUR	2,800	3,283
5.250% due 05/30/2032		1,900	2,229
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	57,400	1,346
42.493% (BISTREFI) due 05/17/2028 ~		10,000	236
Venezuela Government International Bonds 9.250% due 09/15/2027 ^(d)		$171	42

Total Sovereign Issues (Cost $16,840)			16,614

		SHARES
COMMON STOCKS 8.7%
COMMUNICATION SERVICES 1.1%
Clear Channel Outdoor Holdings, Inc. (e)		291,816	461
iHeartMedia, Inc. Class A (e)		68,102	195
iHeartMedia, Inc. Class B «(e)		52,880	133
OI SA (e)		358,638	36
Promotora de Informaciones SA Class A (e)		207,627	90
SES SA «(e)		98,888	1,177
Uniti Group, Inc. (e)		32,871	201

			2,293

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(e)(i)		17,707,907	0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

FINANCIALS 1.4%
Banca Monte dei Paschi di Siena SpA		323,500	2,864
Intelsat SA «(e)(i)		98,888	0
MNSN Holdings, Inc. (e)(i)		1,054	63
Unity Bancorp, Inc. «(e)		33,629	189
XBP Global Holdings, Inc. (e)		3,717	3

			3,119

HEALTH CARE 4.0%
AmSurg Corp. «(e)(i)		192,582	8,694

INDUSTRIALS 2.2%
Incora New Equity «(e)(i)		121,860	4,892
Westmoreland Mining Holdings «(e)(i)		69	0
Westmoreland Mining LLC «(e)(i)		219	0

			4,892

Total Common Stocks (Cost $22,100)			18,998

WARRANTS 0.0%
FINANCIALS 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059 «		6,551	37

Total Warrants (Cost $40)			37

PREFERRED SECURITIES 1.5%
BANKING & FINANCE 0.7%
ADLER Group SA «		906,702	0
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)		1,300,000	1,291
Windstream Holdings II LLC 11.000% «(e)		215	215

			1,506

INDUSTRIALS 0.8%
SVB Financial Trust
0.000% due 11/07/2032 (g)		5,040	1
11.000% due 11/07/2032		1,202	655
Syniverse Holdings, Inc. 12.500% «(i)		1,066,208	1,039

			1,695

Total Preferred Securities (Cost $3,243)			3,201

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
VICI Properties, Inc.		33,427	1,090

Total Real Estate Investment Trusts (Cost $477)			1,090

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.9%
NIGERIA TREASURY BILLS 1.2%
31.083% due 06/11/2026 - 06/29/2026 ~(f)(g)	NGN	4,232,990	2,491

U.S. TREASURY BILLS 0.7%
4.001% due 10/21/2025 - 01/27/2026 (f)(g)(l)(n)		$1,626	1,613

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $3,887)		4,104

Total Investments in Securities (Cost $637,302)		581,774

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	1,551,981	15,115

Total Short-Term Instruments (Cost $15,112)		15,115

Total Investments in Affiliates (Cost $15,112)		15,115

Total Investments 274.8% (Cost $652,414)		$596,889
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $7,645)		(110)
Other Assets and Liabilities, net (174.7)%		(379,553)

Net Assets 100.0%		$217,226

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.			11/02/2023 - 11/06/2023	$8,047	$8,694	4.00%
Incora New Equity			01/31/2025	5,920	4,892	2.25
Incora Top Holdco LLC 6.000% due 01/30/2033			01/31/2025 - 08/01/2025	2,694	4,358	2.01
Intelsat SA			06/19/2017 - 08/29/2025	3,338	0	0.00
MNSN Holdings, Inc.			03/16/2023 - 03/17/2023	12	63	0.03
Steinhoff International Holdings NV			06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc. 12.500%			05/12/2022 - 05/30/2025	1,052	1,039	0.48
Westmoreland Mining Holdings			03/26/2019	0	0	0.00
Westmoreland Mining LLC			06/30/2023 - 02/03/2025	1	0	0.00

				$21,064	$19,046	8.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	4.200%	09/19/2025	TBD(2)		$(914)	$(916)
	4.400	09/19/2025	10/01/2025		(188)	(189)
	4.400	09/19/2025	TBD(2)		(332)	(332)
	4.450	09/17/2025	12/17/2025	GBP	(2,437)	(3,283)
	4.910	08/13/2025	02/11/2026		$(6,370)	(6,414)
	5.390	07/25/2025	01/22/2026		(2,542)	(2,569)
	5.830	07/22/2025	10/22/2025		(3,879)	(3,924)
BRC	4.590	09/22/2025	10/14/2025		(1,023)	(1,024)
	4.790	07/07/2025	10/06/2025		(1,854)	(1,875)
	5.360	09/25/2025	01/26/2026		(1,506)	(1,507)
BYR	4.350	09/19/2025	TBD(2)		(783)	(784)
	4.610	09/03/2025	11/03/2025		(8,423)	(8,454)
	4.660	07/10/2025	10/10/2025		(288)	(291)
	4.660	07/21/2025	10/21/2025		(2,046)	(2,066)
CIB	4.320	09/22/2025	10/14/2025		(6,270)	(6,277)
DBL	4.450	09/19/2025	TBD(2)		(340)	(340)
	4.710	09/19/2025	10/17/2025		(1,914)	(1,917)
	5.152	08/29/2025	10/31/2025		(1,861)	(1,869)
	5.202	08/29/2025	10/31/2025		(816)	(820)
	5.252	08/29/2025	10/31/2025		(1,591)	(1,598)
DEU	4.570	09/11/2025	12/11/2025		(2,577)	(2,584)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

GSC	4.320	09/22/2025	10/14/2025	(5,865)	(5,872)
IND	4.430	09/17/2025	12/17/2025	(498)	(499)
4.640	09/16/2025	12/16/2025	(751)	(752)
4.640	09/22/2025	12/16/2025	(626)	(626)
4.660	07/10/2025	10/08/2025	(4,404)	(4,452)
4.760	07/10/2025	10/08/2025	(313)	(316)
4.850	07/29/2025	12/29/2025	(1,438)	(1,451)
4.970	07/11/2025	10/09/2025	(851)	(861)
JML	4.500	09/19/2025	10/31/2025	(2,107)	(2,110)
MSB	4.960	09/30/2025	03/30/2026	(1,277)	(1,277)
5.210	08/19/2025	02/19/2026	(708)	(712)
RCY	4.810	07/07/2025	10/06/2025	(1,204)	(1,218)
RTA	5.310	09/30/2025	10/02/2025	(911)	(911)
SBI	4.360	09/22/2025	10/14/2025	(4,254)	(4,259)
SOG	4.320	09/19/2025	TBD(2)	(1,577)	(1,579)
4.350	09/19/2025	TBD(2)	(2,277)	(2,281)
4.400	09/19/2025	TBD(2)	(1,777)	(1,780)
4.740	07/08/2025	10/08/2025	(953)	(963)
4.740	08/18/2025	10/08/2025	(2,185)	(2,198)
4.760	07/21/2025	10/21/2025	(1,284)	(1,296)
4.860	07/08/2025	10/08/2025	(1,012)	(1,024)
TDM	4.250	09/19/2025	TBD(2)	(646)	(647)
4.270	09/19/2025	TBD(2)	(399)	(400)
4.400	09/19/2025	TBD(2)	(1,132)	(1,133)

Total Reverse Repurchase Agreements	$(87,650)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.9)%
Fannie Mae, TBA	2.000%	11/01/2055	$1,950	$(1,572)	$(1,572)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	200	(185)	(184)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	600	(495)	(506)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	1,900	(1,794)	(1,790)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	1,900	(1,917)	(1,915)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2054	300	(307)	(306)

Total Short Sales (2.9)%	$(6,270)	$(6,273)

(j)	Securities with an aggregate market value of $100,543 and cash of $20 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(29,685) at a weighted average interest rate of 4.809%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2025	18	$2,025	$17	$0	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	5	$(1,204)	$19	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	13	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	19	0	0

$51	$0	$(1)

Total Futures Contracts	$68	$0	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	(1.000)%	Quarterly	06/20/2026	0.209%	$900	$(2)	$(4)	$(6)	$0	$0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%		$500	$(5)	$13	$8	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648		1,200	20	0	20	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		2,200	48	(2)	46	0	(2)

							$63	$11	$74	$0	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	13,300	$(69)	$(8)	$(77)	$18	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		5,900	680	4,102	4,782	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$700	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,200	(1)	122	121	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,130	0	78	78	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		3,500	(1)	125	124	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		1,000	0	35	35	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		3,400	(9)	(100)	(109)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		11,200	(763)	200	(563)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,200	(1,308)	302	(1,006)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		47,200	3,512	(1,238)	2,274	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		3,800	(1)	244	243	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		11,363	(3)	743	740	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		7,141	97	(538)	(441)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		59,000	1,147	(1,567)	(420)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		2,365	0	172	172	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		8,600	(26)	(541)	(567)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(144)	(257)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		73,390	(5,265)	622	(4,643)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		44,200	2,283	(2,948)	(665)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,500	(254)	90	(164)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		4,500	(46)	(318)	(364)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		13,700	(1,410)	419	(991)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,800	179	(41)	138	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		4,805	21	585	606	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	259	(250)	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		12,200	(165)	1,469	1,304	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		38,250	4,949	507	5,456	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	3,232	5,212	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,305	320	11	331	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,510	42	(13)	29	0	0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,300	(46)	33	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	250	(7)	9	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	4,400	(31)	1,611	1,580	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	4,100	(10)	1,644	1,634	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	1,400	(5)	534	529	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	5,700	537	2,190	2,727	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	3,500	(2)	1,591	1,589	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	04/08/2051	2,100	1	(885)	(884)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052	2,800	(106)	(1,058)	(1,164)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	6,900	1,128	1,457	2,585	18	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	BRL	40,300	0	322	322	1	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027	39,700	0	(276)	(276)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	2,710	12	(4)	8	5	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	3,500	303	1,573	1,876	0	(17)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	3,700	23	458	481	0	(3)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	2,000	69	13	82	5	0
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044	1,300	14	(54)	(40)	0	(2)

$7,915	$14,524	$22,439	$186	$(161)

Total Swap Agreements	$7,976	$14,531	$22,507	$186	$(163)

(l)

Securities with an aggregate market value of $713 and cash of $5,710 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2025	EUR	26,054	$30,388	$0	$(201)
10/2025	$73	CAD	101	0	0
11/2025	CAD	101	$73	0	0
BOA	11/2025	DOP	18,471	289	0	(5)
BPS	10/2025	TRY	440	10	0	0
10/2025	$198	EUR	168	0	(1)
BRC	10/2025	TRY	13,434	$323	0	0
10/2025	$1,551	TRY	66,000	35	0
11/2025	1,170	50,906	12	0
12/2025	648	28,509	1	0
CBK	10/2025	641	EUR	545	1	(2)
FAR	12/2025	MXN	3,075	$162	0	(4)
GLM	11/2025	DOP	5,189	81	0	(2)
02/2026	16,545	257	1	(3)
03/2026	41,348	653	6	0
JPM	10/2025	BRL	562	106	0	0
10/2025	CAD	101	73	1	0
10/2025	$103	BRL	562	2	0
MBC	10/2025	EUR	3,058	$3,621	31	0
10/2025	GBP	166	223	0	(1)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

	10/2025		$373		EUR	318		1	(1)
NGF	12/2025		84		TRY	3,705		0	0
SCX	10/2025		8,424		GBP	6,298		46	0
	11/2025	GBP	6,298			$8,426		0	(46)
SOG	10/2025	BRL	564			106		0	0
	10/2025		$106		BRL	564		0	0
	10/2025		33,024		EUR	28,081		0	(55)
	11/2025	EUR	28,081			$33,090		55	0
	12/2025		$106		BRL	572		0	0
SSB	10/2025	GBP	6,132			$8,265		18	0

Total Forward Foreign Currency Contracts								$210	$(321)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2028	0.917%	$1,500	$(62)	$66	$4	$0
BPS	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593	500	1	0	1	0
BRC	Egypt Government International Bonds	1.000	Quarterly	12/20/2028	3.236	700	(121)	76	0	(45)
	Egypt Government International Bonds	1.000	Quarterly	06/20/2029	3.441	400	(86)	54	0	(32)
	Panama Government International Bonds	1.000	Quarterly	12/20/2028	0.917	1,600	(66)	71	5	0
CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410	1,100	(6)	17	11	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745	100	(1)	2	1	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.638	500	70	(33)	37	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	2,400	(20)	23	3	0
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.745	100	(1)	2	1	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.159	200	(39)	32	0	(7)

Total Swap Agreements							$(331)	$310	$63	$(84)

(n)

Securities with an aggregate market value of $363 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments					$0	$28,619	$10,734		$39,353
Corporate Bonds & Notes
Banking & Finance					0	26,243	0		26,243
Industrials					0	45,810	14,054		59,864
Utilities					0	10,905	0		10,905
Convertible Bonds & Notes
Banking & Finance					0	83	0		83
Municipal Bonds & Notes
California					0	893	0		893
Illinois					0	12	0		12
Michigan					0	2,350	0		2,350
West Virginia					0	2,365	0		2,365
U.S. Government Agencies					0	340,705	0		340,705
Non-Agency Mortgage-Backed Securities					0	44,872	0		44,872
Asset-Backed Securities

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

Home Equity Other	0	3,299	0	3,299
Manufacturing House Sequential	0	300	0	300
Other ABS	0	2,954	3,532	6,486
Sovereign Issues	0	16,614	0	16,614
Common Stocks
Communication Services	983	0	1,310	2,293
Financials	66	2,864	189	3,119
Health Care	0	0	8,694	8,694
Industrials	0	0	4,892	4,892
Warrants
Financials	0	0	37	37
Preferred Securities
Banking & Finance	0	1,291	215	1,506
Industrials	0	656	1,039	1,695
Real Estate Investment Trusts
Real Estate	1,090	0	0	1,090
Short-Term Instruments
Nigeria Treasury Bills	0	2,491	0	2,491
U.S. Treasury Bills	0	1,613	0	1,613

$2,139	$534,939	$44,696	$581,774
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,115	$0	$0	$15,115

Total Investments	$17,254	$534,939	$44,696	$596,889

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,273)	$0	$(6,273)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	186	0	186
Over the counter	0	273	0	273

$0	$459	$0	$459
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(164)	0	(164)
Over the counter	0	(405)	0	(405)

$0	$(569)	$0	$(569)

Total Financial Derivative Instruments	$0	$(110)	$0	$(110)

Totals	$17,254	$528,556	$44,696	$590,506

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,655	$66	$(1,193)	$5	$0	$(410)	$6,611	$0	$10,734	$(409)
Corporate Bonds & Notes
Industrials	8,899	4,509	0	13	0	633	0	0	14,054	633
Asset-Backed Securities
Other ABS	3,605	0	0	0	0	(73)	0	0	3,532	(73)
Common Stocks
Communication Services	632	0	(496)	0	366	808	0	0	1,310	1,228
Financials	3,416	205	(3,436)	0	0	67	0	(63)	189	(3,427)
Health Care	8,694	0	0	0	0	0	0	0	8,694	0
Industrials	4,118	0	0	0	0	774	0	0	4,892	774
Warrants
Communication Services	109	0	(99)	0	26	(36)	0	0	0	0
Financials	2	40	(8)	0	(2,654)	2,657	0	0	37	(3)
Preferred Securities
Banking & Finance	0	215	0	0	0	0	0	0	215	0
Industrials	1,009	0	0	0	0	30	0	0	1,039	30

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2025 (Unaudited)

Totals	$36,139	$5,035	$(5,232)	$18	$(2,262)	$4,450	$6,611	$(63)	$44,696	$(1,247)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$3,851	Comparable Companies	EBITDA Multiple	X	16.290	—
272	Discounted Cash Flow	Discount Rate	6.230 - 50.000	14.508
6,611	Third Party Vendor	Broker Quote	40.500 - 98.500	98.318
Corporate Bonds & Notes
Industrials	8,106	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.970/10.000	—
1,638	Indicative Market Quotation	Broker Quote	62.500 - 71.000	67.107
4,310	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	3,532	Discounted Cash Flow	Discount Rate	9.640 -13.000	10.771
Common Stocks
Communication Services	1,177	Discounted Cash Flow	Discount Rate	7.930	—
133	Reference Instrument	Stock Price w/Liquidity Discount	12.000	—
Financials	189	Reference Instrument	Stock Price w/ Liquidity Discount	8.150	—
Health Care	8,694	Comparable Companies	EBITDA Multiple	X	16.290	—
Industrials	4,892	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.970/10.000	—
Warrants
Financials	37	Option Pricing Model	Volatility	62.500	—
Preferred Securities
Banking & Finance	215	Recent Transaction	Purchase Price	$1,000.000	—
Industrials	1,039	Discounted Cash Flow	Discount Rate	13.622	—

Total	$44,696

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,682	$46,930	$(39,500)	$2	$1	$15,115	$129	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	NGN	Nigerian Naira
CAD	Canadian Dollar	GBP	British Pound	TRY	Turkish New Lira
DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind